Operating Lease Right-of-use (ROU) Assets and Operating Lease Liabilities - Schedule of Operating Lease Liability (Details) - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Leases [Abstract]
Operating leases	$ 1,575,265
Total lease liabilities	1,575,265
Reduction of lease liability	(251,921)
Total	1,323,344	$ 490,983
Less: short term portion as of November 30, 2020	(281,088)	$ (151,867)	$ (32,045)
Long term portion as of November 30, 2020	$ 1,042,256